Annual Total Returns [BarChart] - Voya Retirement Moderate Portfolio - Class ADV	May 01, 2021
Bar Chart Table:
2011	2.13%
2012	10.22%
2013	10.05%
2014	5.24%
2015	(1.57%)
2016	5.78%
2017	11.82%
2018	(5.07%)
2019	17.14%
2020	12.17%